Operating Profit - Summary of Information About Profit Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Employee costs (Note 9)	£ 10,249.0	£ 9,855.0	£ 9,440.0
Advertising	1,777.0	1,567.0	1,376.0
Distribution costs	408.0	393.0	389.0
Depreciation of property, plant and equipment	989.0	1,017.0	954.0
Impairment of property, plant and equipment, net of reversals	443.0	669.0	203.0
Depreciation of right of use assets	225.0	214.0
Impairment of right of use assets	3.0	2.0
Amortisation of intangible assets	1,137.0	1,103.0	902.0
Impairment of intangible assets, net of reversals	257.0	126.0	134.0
Impairment of property, plant and equipment held for sale, net of reversals	3.0		7.0
Impairment of intangible assets held for sale, net of reversals	20.0	1.0
Impairment of goodwill allocated to a disposal group, net of reversals	16.0	4.0
Net foreign exchange losses/(gains)	110.0	(37.0)	81.0
Inventories:
Cost of inventories included in cost of sales	9,480.0	9,482.0	8,713.0
Write-down of inventories	699.0	578.0	695.0
Reversal of prior year write-down of inventories	(274.0)	(230.0)	(302.0)
Short-term lease charge	11.0	12.0
Low value lease charge	5.0	4.0
Variable lease payments	11.0	13.0
Operating lease rentals:
Minimum lease payments			188.0
Contingent rents			12.0
Sub-lease payments			5.0
Fees payable to the company's auditor and its associates in relation to the Group	£ 29.9	£ 30.4	£ 29.8